Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	236,397,171.70	18,566
Yield Supplement Overcollateralization Amount 10/31/21	7,050,557.08	0
Receivables Balance 10/31/21	243,447,728.78	18,566
Principal Payments	13,004,548.13	399
Defaulted Receivables	220,937.03	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	6,464,703.96	0
Pool Balance at 11/30/21	223,757,539.66	18,154

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.64%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,935,572.19	163
Past Due 61-90 days	900,560.49	49
Past Due 91-120 days	127,689.70	8
Past Due 121+ days	0.00	0
Total	3,963,822.38	220

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	172,929.06
Aggregate Net Losses/(Gains) - November 2021	48,007.97
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	-0.50%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	-0.08%
Four Month Average	0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.18%
Weighted Average Contract Rate, Yield Adjusted	6.56%
Weighted Average Remaining Term	31.00

Flow of Funds	$ Amount
Collections	14,036,104.38
Investment Earnings on Cash Accounts	76.72
Servicing Fee	(202,873.11)
Transfer to Collection Account	0.00
Available Funds	13,833,307.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	518,167.51
(3) Noteholders’ First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders’ Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders’ Third Priority Principal Distributable Amount	7,420,393.03
(8) Required Reserve Account	0.00
(9) Noteholders’ Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	529,250.19

Total Distributions of Available Funds	13,833,307.99

Servicing Fee	202,873.11
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	231,177,932.69
Principal Paid	12,639,632.04
Note Balance @ 12/15/21	218,538,300.65

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2a
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2b
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	107,947,932.69
Principal Paid	12,639,632.04
Note Balance @ 12/15/21	95,308,300.65
Note Factor @ 12/15/21	27.1533620%

Class A-4
Note Balance @ 11/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	76,260,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	31,320,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	15,650,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	664,425.76
Total Principal Paid	12,639,632.04
Total Paid	13,304,057.80

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08950%
Coupon	0.22950%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	299,555.51
Principal Paid	12,639,632.04
Total Paid to A-3 Holders	12,939,187.55

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6381162
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1391355
Total Distribution Amount	12.7772517

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8534345
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.0103477
Total A-3 Distribution Amount	36.8637822

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	587.07
Noteholders’ Principal Distributable Amount	412.93

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,609,619.51
Investment Earnings	55.98
Investment Earnings Paid	(55.98)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$897,296.01	$1,066,052.01	$729,693.98
Number of Extensions	47	58	40
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.41%	0.27%